Related party balances and transactions (Related party transactions) (Sales of goods and providing services) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Service provided	¥ 31,756	¥ 15,472	¥ 907
HIPDC [member]
Disclosure of transactions between related parties [line items]
Service provided	124	1,067	520
Other sales	0	2,534	0
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Service provided	68,052	45,677	25,229
Other sales	2,922	11,399	15,247
Sales of power generation quota	0	3,065	0
Sales of goods	0	637,059	1,114,347
Provision of entrusted power generation	0	0	58,639
Joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Service provided	52,602	392,744	319,844
Other sales	25,102	45,997	407,697
Huangtai #8 Power Plant [member]
Disclosure of transactions between related parties [line items]
Service provided	¥ 0	¥ 2,830	¥ 2,802